Contingencies and restrictions	12 Months Ended
Dec. 31, 2023
Contingencies And Restrictions
Contingencies and restrictions	Contingencies and restrictions
In accordance with note 18.1, the Company recognizes a provision for those lawsuits in which there is a probability that the judgments will be unfavorable to the Company. The Company is party to the following lawsuits and other relevant legal actions:
20.1    Lawsuits and other relevant events
(a)In 1995, Nitratos Naturais do Chile Ltda. was sanctioned by the Fazenda do Estado de Sao Paulo for shipping goods to a different branch without proper authorization. The Sao Paulo State Treasury initiated legal proceedings to collect almost ThUS$ 352. There has been no movement with respect to this case since May 2017.

(b)In August 1996, Nitratos Naturais do Chile Ltda. was fined by Fazenda do Estado de Sao Paulo for concluding activities without attaching the necessary documentation for submission to the competent authorities. The treasury of the State of Sao Paulo initiated legal actions to collect close to ThUS$ 492. Nitratos Naturais do Chile has presented a case to the federal court of Brazil to request a reduction in the fine, which is currently pending.

(c)In August 2004, Nitratos Naturais do Chile Ltda. was fined by Fazenda do Estado de Sao Paulo for failing to report trade activities. The treasury of the State of Sao Paulo initiated legal actions to collect close to ThUS$ 265. In 2018, the Court of Appeals agreed to a reduction in the fine and the Fazenda do Estado de Sao Paulo appealed to the Court of Brazil, and this appeal is still pending.

(d)In October 2010, the City of Pomona, California, named SQM North America Corporation (“SQMNA”) and SQM as defendants in an action filed in the California Superior Court for Los Angeles County (the “Pomona Case”). In this matter, the plaintiff seeks damages for alleged groundwater contamination from the use of defendants’ fertilizer products. The plaintiff subsequently withdrew its lawsuit against SQM. The case was removed to the U.S. District Court for the Central District of California and on June 10, 2015, the jury rejected the lawsuit against SQMNA, and the plaintiff filed an appeal which was granted by the Ninth Circuit Court of Appeals. The matter was then remanded to the District Court for a complete retrial. On May 17, 2018, after a new trial in the District Court, a jury ruled in favor of SQMNA. On September 8, 2021, a jury found in favor of Pomona and against SQMNA on a single cause of action for strict products liability under California law. The jury found that Pomona’s damages were US$48,128,378. On January 27, 2022, the District Court entered judgment for Pomona in the amount of US$48,128,378. On August 1, 2023, the District Court granted a remittitur order reducing the award to the amount of US$30,280,802. SQMNA paid the reduced amount and the case is terminated.

(e)In December 2010, the city of Lindsay in California, United States, filed a claim against SQM NA, which was heard before the US District Court for the Central District of California. The plaintiff requested the payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers. On February 5, 2024 , the Court ordered the resumption of proceedings, as they had been suspended.

(f)In May 2014, a claim of compensation for damages was filed against SQM Nitratos for its alleged extracontractual liability derived from an explosion occurring in 2010 in the vicinity of the town of Baquedano, which caused the death of six workers. The portion of the claim that has not been settled in court is approximately US$ 1.2 million. On May 7, 2019, the 18th Civil Court of Santiago dismissed the claim. On February 1, 2024, the Court of Appeals of Santiago, pending the ruling, revoked the first instance ruling and issued another in its replacement by virtue of which it partially accepted the claim, ordering the Company to pay the total sum of ThUS$52. SQM has filed an appeal, which resolution is pending.

(g)In January 2018, the company Transportes Buen Destino S.A. filed an arbitration claim under CAM rules against SQM Salar for controversies resulting from the execution of transport contracts for lithium brine and transport of salts. The amount of the claim is close to US$ 3 million. The arbitration is currently awaiting a ruling.

(h)The Company and FPC Ingeniería y Construcción SpA were sued in May 2019 for compensation for damages resulting from alleged extracontractual liability derived from the traffic accident occurring on March 5, 2018, involving the overturn of a truck owned by FPC and the subsequent death of its two occupants, both employees of FPC. The four children of one of the deceased workers are the plaintiffs in this case and are seeking compensation for moral damages. The case is in the 19th Civil Court of Santiago and is in the evidence stage. The amount of the claim is close to US$ 1.2 million.
(i)Through resolution dated April 14, 2020, the General Water Bureau (DGA) fined SQM Salar S.A. an amount of 4,180 UTM for the alleged violation of article 294 of the Water Code. This resolution was appealed for reconsideration, and its resolution is currently pending.
(j)On April 6, 2021, Empresa Eléctrica Cochrane SpA requested the constitution of arbitration to resolve a dispute in relation to electricity supply contracts signed on March 30, 2012, and February 1, 2013. The trial is currently in the discussion stage. On January 17, 2022, the Company filed a claim for early termination of the electricity supply contracts against Empresa Eléctrica Cochrane SpA. Both proceedings are awaiting a ruling.
(k)In October 2021, the Company requested the constitution of an arbitration against Chilena Consolidada Seguros Generales S.A. to resolve differences in relation to the interpretation and execution of the directors’ and officers’ liability insurance policy.On December 14, 2023, the arbitrator accepted the Company's claim in its entirety and ordered the defendant to pay US$32.2 million. The case is currently before the Court of Appeals to hear the appeals and then to hear the cassation and appeal appeals filed by the defendant.
(l)In February 2022, the company Montajes Eléctricos y Construcciones RER Limitada filed a claim for damages before the 21st Civil Court of Santiago against SQM Industrial S.A. for its alleged liability derived from the breach of an electrical installation contract. The case has reached the evidence stage and amounts to approximately ThUS$ 542.

(m)In March 2023, Mr. Josué Merari Trujillo Montejano filed a lawsuit against SQM Comercial de México, S.A. de C.V. for damages for third-party civil liability for the death of his brother Mr. Manuel Agustín Trujillo Montejano, before the First Instance Judge of the Civil Branch of the city of Zapopan, Mexico. The lawsuit is currently under discussion. The amount of the lawsuit is approximately ThUS$ 330.

(n)In May 2023, the heirs of Sami Al Taweel, a shareholder of Abu Dhabi Fertilizer Industries Company LLC ("Adfert"), filed a claim against SQM Corporation NV, other shareholders and former officers and directors of Adfert appointed by SQM Corporation NV, with the Settlement Center of the Abu Dhabi Commercial Court of First Instance, which alleges a debt of AED 73.5 million. The lawsuit is being heard by the Abu Dhabi Commercial Court of First Instance and is awaiting the report of the expert appointed by the court.

(o)In May 2023, Mr. Luis Guillermo Benítez Peña and 17 other employees filed a lawsuit against a contractor, the Company and six other companies with the Labor Court of San Miguel for indirect dismissal, annulment of dismissal and payment of employment benefits. The case has reached the evidence stage. The lawsuit totals approximately ThUS$ 358.

(p)In January 2024, Mr. José Luis Carreño Soto filed a lawsuit for protection of fundamental rights against a contractor company and the Company before the Labor Court of Antofagasta. The case is currently under discussion. The lawsuit totals approximately ThUS$ 227.
(q)In February 2024, Messrs. Emiliano Malebrán Pallauta, Rubén Valenzuela González and José Aguilera Flores, filed before the Labor Court of Iquique a lawsuit against the Company, for protection of fundamental rights and, in subsidy, for undue dismissal and collection of benefits and compensation. The case is in the discussion stage. The amount of the lawsuit is approximately ThUS$369.
(r)In February 2024, Mr. Manuel Jesús Lobos Cortés filed before the Labor Court of Iquique a claim against the Company for compensation for damages due to an occupational disease. The case is in the discussion stage. The amount of the claim is approximately ThUS$279.

The Company and its subsidiaries have been involved and will probably continue to be involved either as plaintiffs or defendants in certain judicial proceedings that have been and will be heard by the arbitration or ordinary courts of justice that will make the final decision. Those proceedings that are regulated by the appropriate legal regulations are intended to exercise or oppose certain actions or exceptions related to certain mining claims either granted or to be granted and that do not or will not affect in an essential manner the development of the Company and its subsidiaries.
Soquimich Comercial S.A., a subsidiary, has been involved and will probably continue being involved either as plaintiff or defendant in certain judicial proceedings through which it intends to collect and receive the amounts owed, the total nominal value of which is approximately US$1.05 million.
The Company and its subsidiaries have made efforts and continues making efforts to obtain payment of certain amounts that are still owed to the Company due to its activities. Such amounts will continue to be required using judicial or non-judicial means by the plaintiffs, and the actions and exercise related to these are currently in full force and effect.
20.2    Environmental contingencies
Through a ruling dated November 28, 2016, which was amended by a ruling dated December 23, 2016, the SMA filed charges against SQM Salar for extracting brine in excess of authorized amounts, progressively impacting the vitality of algarrobo trees, delivering incomplete information, modifying variables in the follow-up plan, and other matters. SQM Salar submitted a compliance program that was accepted by the SMA, although rendered null and void by the Environmental Court of Antofagasta in December 2019. In October 2020, the SMA made further observations to the compliance program, which were addressed through the submission of a reformulated compliance program, incorporating improvements in line with the Antofagasta Environmental Court ruling. On August 29, 2022, the SMA approved the compliance program submitted by SQM Salar, which was subjected to a claim filed by the Council of Atacameño Peoples with the Antofagasta Environmental Court. If the Council of Atacameño Peoples’ claim against SMA’s resolution that approved the compliance program is accepted and the program is annulled, the sanction process against SQM Salar could be resumed. This process may conclude with the application of fines up to US$ 9 million, temporary or permanent closure of facilities and in extreme circumstances, revocation of the respective environmental permit.
20.3    Tax Contingencies

The Chilean IRS has sought to extend the specific mining tax to lithium mining, which cannot be concessioned under the legal system. As of December 31, 2023, the Chilean IRS has charged SQM a total of US$ 986.3 million, which SQM has paid, for the specific mining tax applied to lithium, corresponding to tax years 2012 to 2023 (business years 2011 to 2022). SQM Salar has filed seven tax claims against the Chilean IRS. The total amount associated with the tax claims is US$ 201.3 million, and it has a pending claim for US$ 785.0 million. Both amounts, already paid by SQM Salar, totaled US$986.3 million as of December 31, 2023, including an overcharge amount of US$59.5 million, a tax amount of
US$818.0 million and an interest and fees amount of US$108.7 million. On April 5, 2024, the Santiago Court of Appeal issued a ruling in one of the Claims, the tax role case No. 312-2022, and revoked the ruling that had previously been handed down by the Tax and Customs Court of the Metropolitan Region, which upheld the public law annulment action filed by SQM Salar, corresponding to settlements for the 2017 and 2018 tax years. Although the ruling of the Santiago Court of Appeal does not affect all other Claims, filed by the SQM Salar against the Chilean IRS, and is still subject to appeal by SQM Salar, it prompted the review of the accounting treatment for the tax claims by the Company's Board of Directors. Consequently, the Company recognized a tax expense adjustment amounting US$1,089.5 million for the year ended December 31, 2023 (US$926.7 million relating to tax years 2011 to 2022 and US$162.7 million associated to tax year 2023), which corresponds to the impact that the interpretation of the Santiago Court of Appeal ruling could have on the Claims. As of December 31, 2023 and 2022, the Company presents non current tax receivables amounting US$ 59.5 million and US$ 127.1 million, respectively.

The claims are as follows.

(a)    On August 26, 2016, a tax claim was filed before the Third Tax and Customs Court of the Metropolitan Region against assessments 169, 170, 171 and 172, issued by the Chilean IRS for the tax years 2012 to 2014. The amount in dispute is US$ 17.8 million, where (i) US$ 11.5 million is the tax claim, net of corporate income taxes and (ii) US$ 6.3 million is associated interest and penalties. The case is currently in the evidentiary stage.

(b)    On March 24, 2017, a tax claim was filed before the Third Tax and Customs Court of the Metropolitan Region against assessment 156 issued by the Chilean IRS for the tax year 2015. The amount in dispute is US$ 3.2 million is the tax claim, net of corporate income taxes. The case is currently in the evidentiary stage.

(c)    On March 24, 2017, a tax claim was filed before the Third Tax and Customs Court of the Metropolitan Region against assessment 207 issued by the Chilean IRS for the tax year 2016. The amount in dispute is US$ 5.5 million, where (i) US$ 1.2 million is overpaid taxes, (ii) US$ 3.8 million is the tax claim, net of corporate income taxes and (iii) US$0.5 million is associated interest and penalties. The case is currently in the evidentiary stage.

(d)    On July 15, 2021, SQM Salar filed before the First Tax and Customs Court of the Metropolitan Region a tax annulment and claim against assessments 65 and 66, issued by the Chilean IRS, for the tax years 2017 and 2018. The amount in dispute is US$ 63.9 million, where (i) US$ 17.6 million is overpaid taxes, (ii) US$ 30.2 million is the tax claim, net of corporate income tax, and (iii) US$ 16.1 million is associated interest and penalties. On November 7, 2022, the First Tax and Customs Court upheld SQM Salar's claim and ordered the annulment of these tax assessments. This judgment was appealed by the Chilean IRS and on April 5, 2024, the Court of Appeals of Santiago revoked the first instance ruling in that it accepted the public law annulment action aimed at challenging the charges, accepting the claim only with respect to those miscalculated items recognized by the Chilean IRS.

(e)    On June 30, 2023, SQM Salar filed before the First Tax and Customs Court of the Metropolitan Region a tax annulment and claim against assessment 23, issued by the Chilean IRS, for the tax year 2019. The amount in dispute is US$ 36.7 million, where (i) US$ 9.7 million is overpaid taxes, and (ii) US$ 27.0 million is the tax claim, net of corporate income taxes. The trial is currently at the discussion stage.

(f)    On January 19, 2024, SQM Salar filed before the Third Tax and Customs Court of the Metropolitan Region, a tax annulment and claim against assessment 56 issued by the Chilean IRS for the tax years 2020 and 2021. The amount in dispute is US$ 20.7 million, where US$ 5.6 million is overpaid taxes and US$ 15.1 million is the tax claim, net of corporate income taxes. The case is currently at the discussion stage.

(g)    On January 19, 2024, SQM Salar filed before the Third Tax and Customs Court of the Metropolitan Region a tax annulment and claim against assessment 1, issued by the Chilean IRS, for the tax year 2022. The amount in dispute is US$ 53.5 million, where (i) US$ 14.4 million is overpaid taxes, (ii) US$ 36.1 million is the tax claim, net of corporate income taxes and (iii) US$ 3 million is associated interest and penalties. The case is currently at the discussion stage.

The assessments and pending claims are as follows:

On December 19, 2023, the Chilean IRS invoiced the Company for a sum of US$785 million for the tax year 2023 (covering the 2022 business year), pertaining to the specific tax on mining activities. Within this total, US$691.2 million represents the tax claimed, net of corporate income tax, and US$10.9 million is the excess tax payments.
The Chilean IRS has not invoiced the Company for specific mining tax with respect to the 2024 tax year (2023 business year). If the Chilean IRS uses criteria similar to that used in previous years, then it may invoice the Company in the future for the 2023 business year, which the Company estimates could be an amount of approximately US$ 162.7 million, net of corporate income taxes, but excluding interest and penalties.

See Note 26.2 “Disclosures on events occurring after the reporting date” for a description of subsequent events.
20.4    Indirect guarantees
As of December 31, 2023 and 2022, there are no indirect guarantees.
20.5 Other matters

The Company is required to be in compliance with all applicable laws and regulations in Chile and internationally with respect to anti-corruption, anti-money laundering and other regulatory matters, including the Foreign Corrupt Practices Act (FCPA). The Company has received a request for information and subpoena from the SEC requesting information related to our business operations, compliance program, and allegations of potential violations of the FCPA and other anti-corruption laws. The SEC has said that the investigation is a non-public, fact-finding inquiry and we are not aware that any conclusion has been reached by the SEC. Management has initiated an internal review to identify materials that are responsive to the SEC’s inquiry and are actively cooperating in the SEC’s review by providing the information requested.